UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Dryden Index Series Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2006

Date of reporting period:	3/31/2006

Item 1 – Reports to Stockholders

Dryden Stock Index Fund

MARCH 31, 2006	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Provide investment results that correspond to the price and yield performance of the S&P 500 Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

May 15, 2006

Dear Shareholder:

We hope you find the semiannual report for the Dryden Stock Index Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Index Series Fund/Dryden Stock Index Fund

Dryden Index Series Fund/Dryden Stock Index Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Stock Index Fund (the Fund) is to provide investment results that correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index). There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares).

Cumulative Total Returns[1] as of 3/31/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	6.09%	11.00%	17.88%	N/A	–2.52%
Class B	5.70	10.18	13.58	N/A	–7.11
Class C	5.70	10.23	13.62	N/A	–7.06
Class I	6.26	11.42	19.92	N/A	53.49
Class Z	6.22	11.30	19.37	127.88%	278.30
S&P 500 Index[3]	6.38	11.72	21.46	135.71	***
Lipper EQ S&P 500 Index Objective Funds Avg.[4]	6.12	11.14	18.12	125.79	****

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		7.39%	2.66%	N/A	–0.92%
Class B		5.18	2.40	N/A	–1.15
Class C		9.23	2.59	N/A	–1.14
Class I		11.42	3.70	N/A	5.07
Class Z		11.30	3.60	8.59%	10.44
S&P 500 Index[3]		11.72	3.97	8.95	***
Lipper EQ S&P 500 Index Objective Funds Avg.[4]		11.14	3.38	8.48	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 3.25%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class I and Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class I and Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, B, and C, 11/18/99; Class I, 8/1/97; and Class Z, 11/5/92.

3The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Lipper EQ S&P 500 Index Objective Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper EQ S&P 500 Index Objective Funds category for the periods noted. Funds in the Lipper Average are passively managed, limited expense (management fee no higher than 0.50%) funds designed to replicate the performance of the S&P 500 Index on a reinvested basis.

Investors cannot invest directly in an index. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***S&P 500 Index Closest Month-End to Inception cumulative total returns are 3.05% for Class A, B, and C; 55.16% for Class I; and 298.62% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns are 0.48% for Class A, B, and C; 5.20% for Class I; and 10.86% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns are –0.32% for Class A, B, and C; 49.45% for Class I; and 280.08% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are –0.05% for Class A, B, and C; 4.74% for Class I; and 10.46% for Class Z.

Dryden Index Series Fund/Dryden Stock Index Fund	3

Your Fund’s Performance (continued)

S&P 500 Index as of 3/31/06

Source: Factset.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Prudential Investments LLC, its affiliates, and subsidiaries. The Dryden Stock Index Fund is not sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund. The performance cited does not represent the performance of the Dryden Stock Index Fund. Past performance does not guarantee future results. Investors cannot invest directly in an index.

*	Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2005, at the beginning of the period, and held through the six-month period ended March 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Dryden Index Series Fund/Dryden Stock Index Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Stock Index Fund		Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,060.90	0.65%	$3.34
	Hypothetical	$1,000.00	$1,021.69	0.65%	$3.28

Class B	Actual	$1,000.00	$1,057.00	1.40%	$7.18
	Hypothetical	$1,000.00	$1,017.95	1.40%	$7.04

Class C	Actual	$1,000.00	$1,057.00	1.40%	$7.18
	Hypothetical	$1,000.00	$1,017.95	1.40%	$7.04

Class I	Actual	$1,000.00	$1,062.60	0.30%	$1.54
	Hypothetical	$1,000.00	$1,023.44	0.30%	$1.51

Class Z	Actual	$1,000.00	$1,062.20	0.40%	$2.06
	Hypothetical	$1,000.00	$1,022.94	0.40%	$2.02

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2006 (to reflect the six-month period).

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Portfolio of Investments

as of March 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS

Aerospace/Defense 2.5%
120,984	Boeing Co.	$9,428,283
62,012	General Dynamics Corp.	3,967,528
17,699	Goodrich Corp.	771,853
126,415	Honeywell International, Inc.	5,406,770
17,100	L-3 Communications Holdings, Inc.	1,467,009
58,256	Lockheed Martin Corp.	4,376,773
54,848	Northrop Grumman Corp.	3,745,570
68,644	Raytheon Co.	3,146,641
28,763	Rockwell Automation, Inc.	2,068,347
28,863	Rockwell Collins, Inc.	1,626,430
157,040	United Technologies Corp.	9,103,609

		45,108,813

Agricultural Products 0.2%
36,192	Monsanto Co.	3,067,272

Airlines 0.1%
106,274	Southwest Airlines Co.	1,911,869

Aluminum 0.2%
132,044	Alcoa, Inc.	4,035,265

Apparel
13,434	V.F. Corp.	764,395

Automobiles & Trucks 0.5%
6,879	Cummins, Inc.(b)	722,983
291,263	Ford Motor Co.(b)	2,318,453
79,478	General Motors Corp.(b)	1,690,497
25,199	Genuine Parts Co.	1,104,472
25,152	Johnson Controls, Inc.	1,909,791
10,760	Navistar International Corp.(a)	296,761

		8,042,957

Banking 7.9%
51,400	AmSouth Bancorporation	1,390,370
697,171	Bank of America Corp.	31,749,166
114,036	Bank of New York Co., Inc.	4,109,857
84,258	BB&T Corp.	3,302,914
44,667	Capital One Financial Corp.(b)	3,596,587

See Notes to Financial Statements.

Dryden Stock Index Fund	7

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

24,661	Comerica, Inc.	$1,429,598
18,400	Compass Bancshares, Inc.	931,224
81,673	Fifth Third Bancorp	3,214,649
18,100	First Horizon National Corp.(b)	753,865
38,684	Golden West Financial Corp.	2,626,644
33,429	Huntington Bancshares, Inc.(b)	806,642
526,166	JP Morgan Chase & Co.	21,909,552
61,935	KeyCorp	2,279,208
11,300	M&T Bank Corp.(b)	1,289,782
63,046	Mellon Financial Corp.	2,244,438
83,498	National City Corp.	2,914,080
75,650	North Fork Bancorporation, Inc.	2,180,990
27,762	Northern Trust Corp.	1,457,505
43,136	PNC Financial Services Group	2,903,484
68,037	Regions Financial Corp.(b)	2,392,861
56,000	Sovereign Bancorp, Inc.	1,226,960
49,162	State Street Corp.	2,970,860
56,383	SunTrust Banks, Inc.	4,102,427
272,895	US Bancorp	8,323,298
243,048	Wachovia Corp.(d)	13,622,840
250,140	Wells Fargo & Co.	15,976,442
13,200	Zions Bancorporation	1,092,036

		140,798,279

Beverages 2.1%
117,454	Anheuser-Busch Cos., Inc.	5,023,508
8,576	Brown-Forman Corp.	660,095
316,332	Coca-Cola Co.	13,244,821
46,800	Coca-Cola Enterprises, Inc.	951,912
24,100	Constellation Brands, Inc., Class A(a)(b)	603,705
10,047	Molson Coors Brewing Co.(b)	689,425
20,600	Pepsi Bottling Group, Inc.	626,034
254,805	PepsiCo, Inc.	14,725,181

		36,524,681

Chemicals 0.9%
32,932	Air Products & Chemicals, Inc.	2,212,701
148,036	Dow Chemical Co.	6,010,262
138,744	E.I. du Pont de Nemours & Co.	5,856,384
20,831	Hercules, Inc.(a)	287,468
22,670	Rohm and Haas Co.(b)	1,107,883
8,616	Sigma-Aldrich Corp.	566,847
3,516	Tronox, Inc., Class B(a)	59,744

		16,101,289

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Chemical-Specialty 0.2%
12,293	Eastman Chemical Co.	$629,156
11,604	Engelhard Corp.	459,634
49,458	Praxair, Inc.	2,727,609

		3,816,399

Commercial Services 0.2%
20,600	Convergys Corp.(a)	375,126
39,076	Moody’s Corp.(b)	2,792,371

		3,167,497

Computer Hardware 2.2%
120,824	Apple Computer, Inc.(a)	7,578,081
351,040	Dell, Inc.(a)(b)	10,446,950
17,100	Gateway, Inc.(a)	37,449
241,034	International Business Machines Corp.	19,878,074
29,300	NCR Corp.(a)	1,224,447

		39,165,001

Computer Software & Services 6.1%
84,640	Adobe Systems, Inc.	2,955,629
11,800	Affiliated Computer Services, Inc., Class A(a)	703,988
40,300	Amazon.Com, Inc.(a)(b)	1,471,353
25,920	Autodesk, Inc.(a)	998,438
86,478	Automatic Data Processing, Inc.	3,950,315
35,800	BMC Software, Inc.(a)	775,428
70,058	CA, Inc.	1,906,278
928,744	Cisco Systems, Inc.(a)	20,125,882
24,500	Citrix Systems, Inc.(a)(b)	928,550
27,951	Computer Sciences Corp.(a)	1,552,678
51,100	Compuware Corp.(a)	400,113
170,800	eBay, Inc.(a)	6,671,448
44,100	Electronic Arts, Inc.(a)	2,413,152
381,004	EMC Corp.(a)	5,193,085
108,452	First Data Corp.	5,077,723
26,800	Intuit, Inc.(a)	1,425,492
24,620	KLA-Tencor Corp.	1,190,623
84,416	Micron Technology, Inc.(a)(b)	1,242,604
1,342,612	Microsoft Corp.	36,532,472
41,602	Novell, Inc.(a)	319,503
18,400	Novellus Systems, Inc.(a)	441,600
26,000	NVIDIA Corp.(a)	1,488,760

See Notes to Financial Statements.

Dryden Stock Index Fund	9

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

568,440	Oracle Corp.(a)(b)	$7,781,944
17,211	Parametric Technology Corp.(a)	281,056
467,296	Sun Microsystems, Inc.(a)	2,397,228

		108,225,342

Construction 0.3%
39,700	D.R. Horton, Inc.	1,318,834
12,737	Fluor Corp.	1,092,835
11,582	KB Home	752,598
34,172	Pulte Homes, Inc.	1,312,888
14,800	Vulcan Materials Co.	1,282,420

		5,759,575

Containers 0.1%
16,632	Ball Corp.	728,981
15,410	Bemis Co.	486,648
19,758	Pactiv Corp.(a)	484,861

		1,700,490

Cosmetics & Soaps 2.1%
8,985	Alberto-Culver Co.	397,407
60,244	Avon Products, Inc.(b)	1,877,805
22,632	Clorox Co.	1,354,525
76,830	Colgate-Palmolive Co.	4,386,993
12,975	International Flavors & Fragrances, Inc.(b)	445,302
491,823	Procter & Gamble Co.	28,338,840

		36,800,872

Diversified Gas
7,823	NICOR, Inc.	309,478

Drugs & Medical Supplies 9.7%
233,274	Abbott Laboratories	9,907,147
19,882	Allergan, Inc.	2,157,197
30,400	AmerisourceBergen Corp.	1,467,408
177,504	Amgen, Inc.(a)(b)	12,913,416
8,738	Bausch & Lomb, Inc.	556,611
100,274	Baxter International, Inc.	3,891,634
38,512	Becton Dickinson & Co.	2,371,569
50,920	Biogen Idec, Inc.(a)	2,398,332
36,323	Biomet, Inc.(b)	1,290,193
90,024	Boston Scientific Corp.(a)(b)	2,075,053
293,314	Bristol-Myers Squibb Co.	7,218,458

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

15,712	C.R. Bard, Inc.	$1,065,431
63,473	Cardinal Health, Inc.	4,730,008
61,000	Caremark Rx, Inc.	2,999,980
48,400	Forest Laboratories, Inc.(a)	2,160,092
36,300	Genzyme Corp.(a)	2,440,086
45,448	Guidant Corp.	3,547,671
23,607	Hospira, Inc.(a)	931,532
447,669	Johnson & Johnson	26,510,958
36,533	King Pharmaceuticals, Inc.(a)	630,194
173,997	Lilly (Eli) & Co.(b)	9,622,034
29,600	MedImmune, Inc.(a)	1,082,768
180,158	Medtronic, Inc.	9,143,019
325,644	Merck & Co., Inc.	11,472,438
23,900	Mylan Laboratories, Inc.	559,260
1,099,523	Pfizer, Inc.	27,400,113
24,200	Quest Diagnostics, Inc.	1,241,460
218,224	Schering-Plough Corp.	4,144,074
55,664	St. Jude Medical, Inc.(a)	2,282,224
44,400	Stryker Corp.	1,968,696
16,700	Watson Pharmaceuticals, Inc.(a)	479,958
201,291	Wyeth	9,766,639
32,311	Zimmer Holdings, Inc.(a)	2,184,224

		172,609,877

Education 0.1%
21,200	Apollo Group, Inc., Class A(a)	1,113,212

Electronics 4.2%
62,324	Advanced Micro Devices, Inc.(a)	2,066,664
60,298	Agilent Technologies, Inc.(a)	2,264,190
53,200	Altera Corp.(a)	1,098,048
61,000	Analog Devices, Inc.	2,335,690
69,500	Electronic Data Systems Corp.	1,864,685
63,075	Emerson Electric Co.	5,274,962
440,502	Hewlett-Packard Co.	14,492,516
877,988	Intel Corp.	16,989,068
26,300	Jabil Circuit, Inc.(a)	1,127,218
49,200	Linear Technology Corp.	1,725,936
54,544	LSI Logic Corp.(a)(b)	630,529
46,100	Maxim Integrated Products, Inc.	1,712,615
22,150	Molex, Inc.	735,380
388,813	Motorola, Inc.	8,907,706
56,652	National Semiconductor Corp.	1,577,192

See Notes to Financial Statements.

Dryden Stock Index Fund	11

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

18,470	PerkinElmer, Inc.	$433,491
22,300	PMC-Sierra, Inc.(a)	274,067
30,700	QLogic Corp.(a)	594,045
86,500	Sanmina Corp.(a)	354,650
160,100	Solectron Corp.(a)(b)	640,400
8,624	Tektronix, Inc.	307,963
19,800	Teradyne, Inc.(a)	307,098
246,552	Texas Instruments, Inc.	8,005,543
57,800	Xilinx, Inc.	1,471,588

		75,191,244

Financial Services 7.8%
16,300	Ambac Financial Group, Inc.	1,297,480
185,359	American Express Co.	9,740,615
37,871	Ameriprise Financial, Inc.	1,706,467
16,998	Bear Stearns & Co., Inc.	2,357,623
157,311	Charles Schwab Corp.	2,707,322
29,400	CIT Group, Inc.	1,573,488
750,155	Citigroup, Inc.	35,429,820
88,448	Countrywide Credit Industries, Inc.	3,246,042
60,300	E*TRADE Financial Corp.(a)	1,626,894
18,130	Equifax, Inc.	675,161
144,434	Fannie Mae	7,423,908
13,200	Federated Investors, Inc., Class B	515,460
30,500	Fiserv, Inc.(a)	1,297,775
22,314	Franklin Resources, Inc.	2,102,871
103,732	Freddie Mac	6,327,652
69,200	Goldman Sachs Group, Inc.	10,861,632
50,220	H&R Block, Inc.(b)	1,087,263
30,500	Janus Capital Group, Inc.(b)	706,685
41,274	Lehman Brothers Holdings, Inc.	5,965,331
30,400	Marshall & llsley Corp.(b)	1,324,832
139,834	Merrill Lynch & Co., Inc.	11,013,326
161,936	Morgan Stanley	10,172,820
52,525	Paychex, Inc.	2,188,192
75,600	Prudential Financial, Inc.(d)	5,731,236
63,092	SLM Corp.	3,276,998
44,166	Synovus Financial Corp.	1,196,457
19,000	T. Rowe Price Group, Inc.	1,485,990
147,671	Washington Mutual, Inc.(b)	6,293,738

		139,333,078

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Foods 1.3%
95,659	Archer-Daniels-Midland Co.	$3,218,925
28,947	Campbell Soup Co.	937,883
81,743	ConAgra, Inc.(b)	1,754,205
52,772	General Mills, Inc.	2,674,485
50,814	H.J. Heinz Co.	1,926,867
28,216	Hershey Foods Corp.(b)	1,473,722
37,770	Kellogg Co.(b)	1,663,391
18,900	McCormick & Co., Inc.	639,954
117,786	Sara Lee Corp.	2,106,014
92,280	Sysco Corp.	2,957,574
29,300	Tyson Foods, Inc., Class A	402,582
16,700	Whole Foods Market, Inc.	1,109,548
25,104	Wm. Wrigley Jr. Co.(b)	1,606,656

		22,471,806

Forest Products 0.7%
68,084	International Paper Co.	2,353,664
71,716	Kimberly-Clark Corp.	4,145,185
17,656	Louisiana-Pacific Corp.(b)	480,243
27,135	MeadWestvaco Corp.	741,057
28,200	Plum Creek Timber Co., Inc.	1,041,426
13,390	Temple-Inland, Inc.	596,525
37,500	Weyerhaeuser Co.	2,716,125

		12,074,225

Gas Distribution 0.1%
26,700	KeySpan Corp.	1,091,229

Gas Pipelines 0.4%
30,197	Cinergy Corp.	1,371,246
93,304	El Paso Corp.	1,124,313
14,700	Kinder Morgan, Inc.(b)	1,352,253
4,132	Peoples Energy Corp.	147,264
38,298	Sempra Energy	1,779,325
84,492	Williams Companies, Inc.	1,807,284

		7,581,685

Health Care 1.3%
24,050	Coventry Health Care, Inc.(a)	1,298,219
21,600	Express Scripts, Inc.(a)	1,898,640
17,500	Fisher Scientific International, Inc.(a)(b)	1,190,875

See Notes to Financial Statements.

Dryden Stock Index Fund	13

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

67,900	Gilead Sciences, Inc.(a)	$4,224,738
19,700	Laboratory Corp. of America Holdings(a)(b)	1,152,056
10,560	Manor Care, Inc.	468,336
40,576	McKesson Corp.	2,115,227
40,034	Medco Health Solutions, Inc.(a)	2,290,745
11,800	Patterson Cos., Inc.(a)(b)	415,360
96,300	Wellpoint Health Networks, Inc.(a)	7,456,509

		22,510,705

Hospital Management 1.0%
65,731	HCA, Inc.	3,009,822
37,600	Health Management Associates, Inc.(b)	811,032
23,710	Humana, Inc.(a)	1,248,332
29,310	IMS Health, Inc.	755,319
70,472	Tenet Healthcare Corp.(a)	520,083
198,048	UnitedHealth Group, Inc.	11,062,961

		17,407,549

Household Durables 0.1%
9,800	Harman International Industries, Inc.	1,089,074

Housing Related 0.4%
19,694	Centex Corp.	1,220,831
30,600	Leggett & Platt, Inc.	745,722
17,400	Lennar Corp., Class A(b)	1,050,612
65,626	Masco Corp.(b)	2,132,189
7,918	Maytag Corp.	168,891
33,827	Newell Rubbermaid, Inc.(b)	852,102
10,138	Stanley Works	513,591
9,339	Whirlpool Corp.	854,238

		7,538,176

Insurance 4.5%
46,900	ACE Ltd.	2,439,269
81,172	Aetna, Inc.	3,988,792
69,600	AFLAC, Inc.	3,141,048
100,608	Allstate Corp.	5,242,683
387,338	American International Group, Inc.	25,599,168
41,789	Aon Corp.	1,734,661
29,634	Chubb Corp.	2,828,269
18,497	CIGNA Corp.	2,416,078
24,907	Cincinnati Financial Corp.	1,047,837
49,400	Genworth Financial, Inc., Class A	1,651,442

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

45,953	Hartford Financial Services Group, Inc.	$3,701,514
14,386	Jefferson-Pilot Corp.	804,753
25,130	Lincoln National Corp.	1,371,847
73,040	Marsh & McLennan Companies, Inc.(b)	2,144,454
19,158	MBIA, Inc.	1,151,971
112,900	Metlife, Inc.	5,460,973
14,020	MGIC Investment Corp.	934,153
41,500	Principal Financial Group, Inc.	2,025,200
28,879	Progressive Corp.	3,010,925
18,429	SAFECO Corp.	925,320
106,011	St. Paul Travelers Cos., Inc.	4,430,200
16,515	Torchmark Corp.	943,007
48,026	UnumProvident Corp.	983,572
24,200	XL Capital Ltd.(b)	1,551,462

		79,528,598

Internet Software & Services 0.8%
14,400	Google, Inc. Class A (a)	5,616,000
152,217	Symantec Corp.(a)	2,561,812
24,200	VeriSign, Inc.(a)(b)	580,558
180,700	Yahoo!, Inc.(a)(b)	5,829,382

		14,587,752

Leisure 0.5%
15,699	Brunswick Corp.	610,063
64,800	Carnival Corp.	3,069,576
24,424	Harrah’s Entertainment, Inc.	1,904,095
21,354	Hasbro, Inc.	450,569
45,100	International Game Technology	1,588,422
65,513	Mattel, Inc.	1,187,751

		8,810,476

Lodging 0.2%
41,621	Hilton Hotels Corp.	1,059,671
25,252	Marriott International, Inc.	1,732,287

		2,791,958

Machinery 1.2%
100,556	Caterpillar, Inc.	7,220,926
14,120	Cooper Industries, Inc.	1,227,028
35,540	Deere & Co.	2,809,437
30,762	Dover Corp.	1,493,803
22,254	Eaton Corp.	1,623,874

See Notes to Financial Statements.

Dryden Stock Index Fund	15

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

55,390	Ingersoll-Rand Co.	$2,314,748
28,884	PACCAR, Inc.	2,035,744
18,592	Parker Hannifin Corp.	1,498,701
3,742	Snap-On, Inc.	142,645
23,802	Thermo Electron Corp.(a)	882,816

		21,249,722

Media 3.1%
123,076	CBS Corp., Class B	2,951,362
77,738	Clear Channel Communications, Inc.	2,255,179
322,990	Comcast Corp., Class A(a)(b)	8,449,418
33,540	Donnelley (R.R.) & Sons Co.	1,097,429
8,304	Dow Jones & Co., Inc.	326,347
7,600	E.W. Scripps Company	339,796
36,689	Gannett Co., Inc.(b)	2,198,405
39,612	Interpublic Group of Companies., Inc.(a)(b)	378,691
11,083	Knight-Ridder, Inc.	700,556
51,300	McGraw-Hill Companies, Inc.	2,955,906
6,096	Meredith Corp.	340,096
17,000	Monster Worldwide, Inc.(a)(b)	847,620
18,490	New York Times Co.(b)	467,982
348,800	News Corp., Class A	5,793,568
287,613	The Walt Disney Co.	8,021,527
685,724	Time Warner, Inc.	11,513,306
40,227	Tribune Co.	1,103,427
37,400	Univision Communications, Inc.(a)	1,289,178
108,676	Viacom, Inc., Class B	4,216,629

		55,246,422

Mineral Resources 0.4%
26,828	Freeport-McMoran Copper & Gold, Inc.	1,603,510
66,897	Newmont Mining Corp.	3,471,285
31,360	Phelps Dodge Corp.	2,525,421

		7,600,216

Miscellaneous Basic Industry 5.7%
18,900	American Power Conversion Corp.(b)	436,779
27,600	American Standard Companies, Inc.	1,182,936
26,964	Applera Corp.—Applied Biosystems Group	731,803
248,488	Applied Materials, Inc.	4,351,025
28,600	Applied Micro Circuits Corp.(a)	116,402
162,359	Cendant Corp.	2,816,929
11,300	Chiron Corp.(a)	517,653

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

35,800	Danaher Corp.	$2,275,090
57,800	Dynegy, Inc.(a)	277,440
26,482	Ecolab, Inc.	1,011,612
37,000	EOG Resources, Inc.	2,664,000
19,208	Fortune Brands, Inc.	1,548,741
1,566,972	General Electric Co.	54,499,285
11,674	Grainger (W.W.), Inc.	879,636
43,100	Harley-Davidson, Inc.(b)	2,236,028
31,668	Illinois Tool Works, Inc.	3,049,945
26,572	ITT Industries, Inc.	1,493,878
20,468	Loews Corp.	2,071,362
6,761	Millipore Corp.(a)	493,959
25,300	Nabors Industries Ltd.(a)(b)	1,810,974
27,267	Omnicom Group, Inc.	2,269,978
12,704	Pall Corp.	396,238
24,774	PPG Industries, Inc.	1,569,433
26,600	Robert Half International, Inc.	1,027,026
13,318	Sealed Air Corp.	770,713
36,450	Symbol Technologies, Inc.	385,641
16,567	Textron, Inc.	1,547,192
307,380	Tyco International Ltd.	8,262,374
23,300	Waters Corp.(a)	1,005,395

		101,699,467

Miscellaneous Consumer Growth 1.0%
114,198	3M Co.	8,643,647
12,432	Black & Decker Corp.	1,080,216
226,397	Corning, Inc.(a)	6,092,343
35,565	Eastman Kodak Co.(b)	1,011,469

		16,827,675

Office Equipment & Supplies 0.7%
15,568	Avery Dennison Corp.	910,417
20,100	Cintas Corp.	856,662
19,252	Lexmark International Group, Inc.(a)(b)	873,656
57,300	Network Appliance, Inc.(a)	2,064,519
44,400	Office Depot, Inc.(a)	1,653,456
35,125	Pitney Bowes, Inc.	1,507,916
95,825	Staples, Inc.	2,445,454
34,590	Unisys Corp.(a)	238,325
152,998	Xerox Corp.(a)	2,325,570

		12,875,975

See Notes to Financial Statements.

Dryden Stock Index Fund	17

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Oil, Gas & Consumable Fuels 0.1%
50,100	Chesapeake Energy Corp.	$1,573,641

Personal Products
12,000	Estee Lauder Cos., Inc. (The)	446,280

Petroleum 7.6%
12,378	Amerada Hess Corp.(b)	1,762,627
35,918	Anadarko Petroleum Corp.	3,628,077
51,148	Apache Corp.	3,350,705
11,045	Ashland, Inc.	785,079
48,100	BJ Services Co.	1,664,260
58,464	Burlington Resources, Inc.	5,373,426
335,892	ChevronTexaco Corp.	19,471,659
211,382	ConocoPhillips(b)	13,348,773
67,000	Devon Energy Corp.	4,098,390
920,614	Exxon Mobil Corp.	56,028,567
77,511	Halliburton Co.	5,659,853
17,439	Kerr-McGee Corp.	1,665,076
56,189	Marathon Oil Corp.	4,279,916
24,400	Murphy Oil Corp.(b)	1,215,608
62,138	Occidental Petroleum Corp.	5,757,086
20,528	Sunoco, Inc.	1,592,357
49,763	Transocean Sedco Forex, Inc.(a)	3,995,969
44,800	Weatherford International Ltd.(a)	2,049,600

		135,727,028

Petroleum Services 1.6%
51,779	Baker Hughes, Inc.	3,541,684
25,300	National-Oilwell Varco, Inc.(a)	1,622,236
19,800	Noble Corp.	1,605,780
51,952	PG&E Corp.	2,020,933
15,210	Rowan Companies, Inc.(b)	668,632
90,221	Schlumberger Ltd.	11,419,272
92,800	Valero Energy Corp.	5,547,584
55,633	XTO Energy, Inc.	2,423,930

		28,850,051

Pharmaceuticals
11,000	Barr Pharmaceuticals, Inc.(a)	692,780

Railroads 0.8%
56,523	Burlington Northern Santa Fe Corp.	4,710,062
31,403	CSX Corp.	1,877,899

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

61,411	Norfolk Southern Corp.	$3,320,493
40,029	Union Pacific Corp.	3,736,707

		13,645,161

Real Estate Investment Trust 0.7%
12,300	Apartment Investment & Management Co., Class A	576,870
24,700	Archstone-Smith Trust(b)	1,204,619
56,600	Equity Office Properties Trust	1,900,628
36,400	Equity Residential Properties Trust	1,703,156
10,800	Public Storage, Inc.	877,284
28,700	Simon Property Group, Inc.(b)	2,414,818
29,200	Starwood Hotels & Resorts Worldwide, Inc.(a)	1,977,716
15,300	Vornado Realty Trust(b)	1,468,800

		12,123,891

Restaurants 0.8%
22,253	Darden Restaurants, Inc.	913,041
195,330	McDonald’s Corp.	6,711,539
115,800	Starbucks Corp.(a)	4,358,712
12,379	Wendy’s International, Inc.	768,241
42,632	Yum! Brands, Inc.(b)	2,083,000

		14,834,533

Retail 5.5%
56,813	Albertson’s, Inc.	1,458,390
27,900	AutoNation, Inc.(a)	601,245
7,900	AutoZone, Inc.(a)	787,551
41,000	Bed Bath & Beyond, Inc.(a)	1,574,400
61,100	Best Buy Co., Inc.	3,417,323
20,424	Big Lots, Inc.(a)	285,119
26,278	Circuit City Stores, Inc.	643,285
61,600	Coach, Inc.(a)	2,130,128
72,008	Costco Wholesale Corp.	3,899,953
111,092	CVS Corp.	3,318,318
13,623	Dillard’s, Inc.	354,743
48,150	Dollar General Corp.	850,811
21,900	Family Dollar Stores, Inc.	582,540
36,091	Federated Department Stores, Inc.	2,634,643
87,513	Gap, Inc.	1,634,743
325,684	Home Depot, Inc.	13,776,433
40,284	J.C. Penney Co., Inc.(b)	2,433,556
17,300	Jones Apparel Group, Inc.	611,901
47,200	Kohl’s Corp.(a)(b)	2,502,072

See Notes to Financial Statements.

Dryden Stock Index Fund	19

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

110,634	Kroger Co.	$2,252,508
52,622	Limited, Inc.	1,287,134
19,492	Liz Claiborne, Inc.	798,782
121,848	Lowe’s Companies, Inc.	7,851,885
27,638	NIKE, Inc.	2,351,994
33,300	Nordstrom, Inc.	1,304,694
11,049	OfficeMax, Inc.	333,348
22,254	Radioshack Corp.	427,944
70,700	Safeway, Inc.	1,775,984
15,607	Sears Holdings Corp.(a)(b)	2,063,870
18,516	Sherwin-Williams Co.	915,431
20,312	Supervalu, Inc.	626,016
128,182	Target Corp.	6,666,746
16,800	Tiffany & Co.(b)	630,672
71,932	TJX Companies, Inc.	1,785,352
372,126	Wal-Mart Stores, Inc.	17,579,232
143,478	Walgreen Co.	6,188,206

		98,336,952

Rubber
4,388	Cooper Tire & Rubber Co.	62,924
24,971	Goodyear Tire & Rubber Co.(a)(b)	361,580

		424,504

Semiconductors 0.1%
64,307	Freescale Semiconductor, Inc.(a)	1,785,805

Steel-Producers 0.2%
8,318	Allegheny Technologies, Inc.	508,895
23,556	Nucor Corp.	2,468,433
16,209	United States Steel Corp.	983,562

		3,960,890

Telecommunications 2.2%
20,057	ADC Telecommunications, Inc.(a)	513,259
56,634	Alltel Corp.	3,667,052
11,322	Andrew Corp.(a)	139,034
66,355	Avaya, Inc.(a)(b)	749,812
58,800	Broadcom Corp.(a)	2,537,808
17,350	CenturyTel, Inc.	678,732
87,900	CIENA Corp.(a)(b)	457,959
54,200	Citizens Communications Co.	719,234
16,500	Comverse Technology, Inc.(a)(b)	388,245

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

168,300	JDS Uniphase Corp.(a)	$701,811
698,367	Lucent Technologies, Inc.(a)(b)	2,130,019
251,000	QUALCOMM, Inc.	12,703,110
228,336	Qwest Communications International, Inc.(a)(b)	1,552,685
433,774	Sprint Nextel Corp.	11,208,720
67,694	Tellabs, Inc.(a)	1,076,335

		39,223,815

Tobacco 1.4%
308,979	Altria Group, Inc.	21,894,252
13,300	Reynolds American, Inc.(b)	1,403,150
22,399	UST, Inc.	931,798

		24,229,200

Travel Services
18,141	Sabre Holdings Corp.	426,858

Trucking & Shipping 1.1%
46,316	FedEx Corp.	5,230,929
6,121	Ryder System, Inc.	274,098
170,200	United Parcel Service, Inc., Class B	13,510,476

		19,015,503

Utilities—Communications 2.3%
584,452	AT&T, Inc.	15,803,582
267,956	BellSouth Corp.	9,284,675
436,833	Verizon Communications, Inc.	14,878,532

		39,966,789

Utilities—Electric 2.7%
85,500	AES Corp.(a)	1,458,630
18,700	Allegheny Energy, Inc.(a)	632,995
29,769	Ameren Corp.	1,483,092
62,591	American Electric Power Co., Inc.	2,129,346
49,379	CenterPoint Energy, Inc.(b)	589,091
28,000	CMS Energy Corp.(a)	362,600
36,151	Consolidated Edison, Inc.(b)	1,572,569
26,229	Constellation Energy Group, Inc.(b)	1,434,989
52,452	Dominion Resources, Inc.(b)	3,620,762
26,887	DTE Energy Co.	1,077,900
138,962	Duke Energy Corp.	4,050,742
49,662	Edison International	2,045,081
30,815	Entergy Corp.	2,124,386

See Notes to Financial Statements.

Dryden Stock Index Fund	21

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
95,656	Exelon Corp.	$5,060,202
49,406	FirstEnergy Corp.	2,415,953
58,772	FPL Group, Inc.	2,359,108
43,600	NiSource, Inc.	881,592
14,200	Pinnacle West Capital Corp.	555,220
56,652	PPL Corp.	1,665,569
39,458	Progress Energy, Inc.	1,735,363
33,697	Public Service Enterprise Group, Inc.	2,157,956
112,515	Southern Co.(b)	3,687,117
33,600	TECO Energy, Inc.	541,632
73,528	TXU Corp.	3,291,113
56,483	Xcel Energy, Inc.	1,025,166

		47,958,174

Warehouse & Industrial 0.1%
29,800	ProLogis	1,594,300

Waste Management 0.2%
35,500	Allied Waste Industries, Inc.(a)(b)	434,520
84,313	Waste Management, Inc.	2,976,249

		3,410,769

	Total long-term investments (cost $1,109,408,757)	1,744,756,519

SHORT-TERM INVESTMENTS 10.0%

Affiliated Money Market Mutual Fund 9.8%
173,982,176	Dryden Core Investment Fund-Taxable Money Market Series; Note 3(c)(d)(e) (cost $173,982,176; includes $139,352,691 of cash collateral received for securities on loan)	173,982,176

Principal Amount (000)

U.S. Government Securities 0.2%
	United States Treasury Bills 4.48%, 6/15/06
$3,500	(cost $3,467,297)	3,468,283

	Total short-term investments (cost $177,449,473)	177,450,459

	Total Investments 108.2% (cost $1,286,858,230; Note 5)	1,922,206,978
	Liabilities in excess of other assets(f) (8.2%)	(145,521,106)

	Net Assets 100.0%	$1,776,685,872

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan with an aggregate market value of $132,238,721; cash collateral of $139,352,691 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Affiliated security.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(f)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open future contracts outstanding at March 31, 2006:

Number of Contracts	Type	Expiration Date	Value at March 31, 2006	Value at Trade Date	Unrealized Appreciation
	Long Position:
96	S&P 500 Index Futures	June 06	$31,279,200	$31,066,425	$212,775

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2006 were as follows:

Affiliated Money Market Mutual Fund (including 7.8% of collateral received for securities on loan)	9.8%
Drugs & Medical Supplies	9.7
Banking	7.9
Financial Services	7.8
Petroleum	7.6
Computer Software & Services	6.1
Miscellaneous Basic Industry	5.7
Retail	5.5
Insurance	4.5
Electronics	4.2
Media	3.1
Utilities-Electric	2.7
Aerospace/Defense	2.5
Utilities-Communications	2.3
Computer Hardware	2.2
Telecommunications	2.2
Beverages	2.1
Cosmetics & Soaps	2.1
Petroleum Services	1.6
Tobacco	1.4
Foods	1.3
Health Care	1.3
Machinery	1.2
Trucking & Shipping	1.1

See Notes to Financial Statements.

Dryden Stock Index Fund	23

Portfolio of Investments

as of March 31, 2006 (Unaudited) Cont’d.

Hospital Management	1.0%
Miscellaneous Consumer Growth	1.0
Chemicals	0.9
Internet Software & Services	0.8
Railroads	0.8
Restaurants	0.8
Forest Products	0.7
Office Equipment & Supplies	0.7
Real Estate Investment Trust	0.7
Automobiles & Trucks	0.5
Leisure	0.5
Gas Pipelines	0.4
Housing Related	0.4
Mineral Resources	0.4
Construction	0.3
Agricultural Products	0.2
Aluminum	0.2
Chemical-Specialty	0.2
Commercial Services	0.2
Lodging	0.2
Steel-Producers	0.2
U.S. Government Securities	0.2
Waste Management	0.2
Airlines	0.1
Containers	0.1
Education	0.1
Gas Distribution	0.1
Household Durables	0.1
Oil, Gas & Consumable Fuels	0.1
Semiconductors	0.1
Warehouse & Industrial	0.1

108.2
Liabilities in excess of other assets	(8.2)

100.0%

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Financial Statements

MARCH 31, 2006	SEMIANNUAL REPORT

Dryden Stock Index Fund

Statement of Assets and Liabilities

as of March 31, 2006 (Unaudited)

Assets
Investments at value, including securities on loan of $132,238,721:
Unaffiliated Investments (cost $1,103,497,981)	$1,728,870,726
Affiliated Investments (cost $183,360,249)	193,336,252
Cash	475,992
Receivable for Fund shares sold	8,480,979
Dividends and interest receivable	2,160,949
Receivable for investments sold	1,948,326
Prepaid expenses	95,118

Total assets	1,935,368,342

Liabilities
Payable to broker for collateral for securities on loan	139,352,691
Payable for Fund shares reacquired	12,615,639
Payable for investments purchased	5,587,560
Management fee payable	388,430
Accrued expenses	269,609
Transfer agent fee payable	227,208
Distribution fee payable	134,872
Due to broker—variation margin	100,800
Deferred trustees’ fees	5,661

Total liabilities	158,682,470

Net Assets	$1,776,685,872

Net assets were comprised of:
Common stock, at par	$61,500
Paid-in capital in excess of par	1,413,173,570

1,413,235,070
Undistributed net investment income	9,409,931
Accumulated net realized loss on investments	(281,520,652)
Net unrealized appreciation on investments	635,561,523

Net assets March 31, 2006	$1,776,685,872

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($84,619,087 ÷ 2,931,908 shares of beneficial interest issued and outstanding)	$28.86
Maximum sales charge (3.25% of offering price)	.97

Maximum offering price to public	$29.83

Class B
Net asset value, offering price and redemption price per share
($89,662,979 ÷ 3,124,114 shares of beneficial interest issued and outstanding)	$28.70

Class C
Net asset value, offering price and redemption price per share
($46,216,653 ÷ 1,610,264 shares of beneficial interest issued and outstanding)	$28.70

Class I
Net asset value, offering price and redemption price per share
($838,350,226 ÷ 29,001,363 shares of beneficial interest issued and outstanding)	$28.91

Class Z
Net asset value, offering price and redemption price per share
($717,836,927 ÷ 24,832,428 shares of beneficial interest issued and outstanding)	$28.91

See Notes to Financial Statements.

Dryden Stock Index Fund	27

Statement of Operations

Six Months Ended March 31, 2006 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends	$17,529,004
Affiliated dividend income	981,947
Affiliated income from securities loaned, net	129,519
Unaffliated interest	65,294

Total income	18,705,764

Expenses
Management fee	2,585,987
Distribution fee—Class A	100,421
Distribution fee—Class B	462,317
Distribution fee—Class C	236,516
Transfer agent fee—Class A (including affiliated expense of $38,200)	39,000
Transfer agent fee—Class B (including affiliated expense of $92,000)	105,000
Transfer agent fee—Class C (including affiliated expense of $33,100)	34,000
Transfer agent fee—Class I (including affiliated expense of $11,000)	12,000
Transfer agent fee—Class Z (including affiliated expense of $316,800)	388,000
Custodian’s fees and expenses	120,000
Insurance	61,000
Reports to shareholders	50,000
Registration fees	40,000
Legal fees and expenses	20,000
Trustees’ fees	20,000
Audit fee	8,000
Miscellaneous	4,727

Total expenses	4,286,968

Less: expense subsidy (Note 2)	(225,627)

Net expenses	4,061,341

Net investment income	14,644,423

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	5,477,622
Financial futures contracts	830,271

6,307,893

Net change in unrealized appreciation (depreciation) on:
Investments	91,330,930
Financial futures contracts	564,137

91,895,067

Net gain on investments	98,202,960

Net Increase In Net Assets Resulting From Operations	$112,847,383

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2006	Year Ended September 30, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$14,644,423	$34,720,664
Net realized gain (loss) on investment transactions	6,307,893	(46,141,672)
Net change in unrealized appreciation (depreciation) on investments	91,895,067	242,856,106

Net increase in net assets resulting from operations	112,847,383	231,435,098

Dividends from net investment income (Note 1)
Class A	(1,061,815)	(1,005,158)
Class B	(479,409)	(696,856)
Class C	(243,984)	(335,281)
Class I	(16,051,249)	(18,956,096)
Class Z	(10,935,697)	(13,150,739)

	(28,772,154)	(34,144,130)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	138,635,342	315,436,931
Net asset value of shares issued in reinvestment of dividends	25,258,008	28,165,459
Cost of shares reacquired	(387,327,233)	(760,612,920)

Net decrease in net assets from Fund share transactions	(223,433,883)	(417,010,530)

Total decrease	(139,358,654)	(219,719,562)

Net Assets
Beginning of period	1,916,044,526	2,135,764,088

End of period(a)	$1,776,685,872	$1,916,044,526

(a) Includes undistributed net investment income of:	$9,409,931	$23,537,662

See Notes to Financial Statements.

Dryden Stock Index Fund	29

Notes to Financial Statements

(Unaudited)

The Dryden Index Series Fund (the “Company”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Company was established as a Delaware business trust on May 11, 1992 and currently consists of one fund, which is the Dryden Stock Index Fund (the “Fund”) formerly known as the Prudential Stock Index Fund. Investment operations of the Fund commenced on November 5, 1992. The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of Standard & Poor’s 500 Composite Stock Price Index.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price.

Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation

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of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or

Dryden Stock Index Fund	31

Notes to Financial Statements

(Unaudited) Cont’d

loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to qualified institutions. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto on the loaned securities. The Fund receives compensation, net of any rebate and securities lending agent fee, for lending its securities in the form of interest or dividends on the collateral received for securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution and transfer agent fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Transfer agent fees are incurred based on shareholder activity and number of accounts for each class.

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Dividends and Distributions: Dividends from net investment income and distributions of net capital and currency gains in excess of a capital loss carryforward, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .30 of 1% of the average daily net assets of the Fund up to $1 billion and .25 of 1% in excess of $1 billion. The effective management fee rate was .253 of 1% for the six months ended March 31, 2006.

PI has contractually agreed to reimburse the Fund for transfer agent fees to the extent that they exceed .10% of the average daily net assets for each share class. PI has also contractually agreed to reimburse the Fund for certain operating expenses, excluding

Dryden Stock Index Fund	33

Notes to Financial Statements

(Unaudited) Cont’d

transfer agent fees, so that total operating expenses, excluding transfer agent fees, do not exceed .55%, 1.30%, 1.30%, .30% and .30% of the average daily net assets for Class A, Class B, Class C, Class Z and Class I shares, respectively. For the six months ended March 31, 2006, PI subsidized $225,627 of the expenses of the Fund (.008%, .136%, .048%, .015% and .022% of the average daily net assets of the Class A, Class B, Class C, Class Z and Class I shares, annualized respectively; $.0011, $.0201, $.0071, $.0024 and $.0032 per Class A, Class B, Class C, Class Z and Class I shares, respectively).

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class I shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution, (the “Class A, B and C plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z and Class I shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution- related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25 of 1% on the average daily net assets of the Class A shares. PIMS has advised the Fund that it received approximately $45,100 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2006. From these fees, PIMS paid such sales charges to dealers which in turn paid commissions to salespersons, and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2006, it received approximately $91,800 and $1,800 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would

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be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Fund paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2006.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2006, the Fund incurred approximately $55,200 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2006 aggregated $24,765,654 and $255,134,651 respectively.

As of March 31, 2006, the Fund had securities on loan with an aggregate market value of $132,238,721. The Fund received $139,352,691 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Dryden Stock Index Fund	35

Notes to Financial Statements

(Unaudited) Cont’d

Note 5. Distributions and Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2005 of approximately $217,164,000, of which $1,876,000 expires in 2009, $56,241,000 expires in 2010, $140,177,000 expires in 2011, $1,967,000 expires in 2012 and $16,903,000 expires in 2013. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of this amount.

In addition, as of September 30, 2005, the Fund elected to treat post-October capital losses of approximately $48,335,000 incurred in the eleven month period ended September 30, 2005 as being incurred in the following fiscal year.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,310,015,220	$698,233,303	$86,041,545	$612,191,758

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Z and Class I shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Certain investors who purchase $1 million or more of Class A shares are subject to a 1% contingent deferred sales charge during the first 12 months. Class B shares are sold with a contingent deferred sales charge (CDSC) which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z and Class I shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value divided into five classes, designated Class A, Class B, Class C, Class Z and Class I.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2006:
Shares sold	272,445	$7,670,708
Shares issued in reinvestment of dividends	36,502	1,018,761
Shares reacquired	(261,770)	(7,365,819)

Net increase (decrease) in shares outstanding before conversion	47,177	1,323,650
Shares issued upon conversion from Class B	59,712	1,689,993

Net increase (decrease) in shares outstanding	106,889	$3,013,643

Year ended September 30, 2005:
Shares sold	839,655	$22,140,440
Shares issued in reinvestment of dividends	36,965	970,321
Shares reacquired	(1,615,287)	(42,789,334)

Net increase (decrease) in shares outstanding before conversion	(738,667)	(19,678,573)
Shares issued upon conversion from Class B	166,894	4,502,667

Net increase (decrease) in shares outstanding	(571,773)	$(15,175,906)

Class B
Six months ended March 31, 2006:
Shares sold	20,824	$580,510
Shares issued in reinvestment of dividends	16,295	453,498
Shares reacquired	(344,100)	(9,597,680)

Net increase (decrease) in shares outstanding before conversion	(306,981)	(8,563,672)
Shares reacquired upon conversion into Class A	(59,976)	(1,689,993)

Net increase (decrease) in shares outstanding	(366,957)	$(10,253,665)

Year ended September 30, 2005:
Shares sold	40,156	$1,078,195
Shares issued in reinvestment of dividends	25,420	664,482
Shares reacquired	(771,764)	(20,310,884)

Net increase (decrease) in shares outstanding before conversion	(706,188)	(18,568,207)
Shares reacquired upon conversion into Class A	(168,115)	(4,502,667)

Net increase (decrease) in shares outstanding	(874,303)	$(23,070,874)

Class C
Six months ended March 31, 2006:
Shares sold	86,671	$2,411,918
Shares issued in reinvestment of dividends	8,189	227,896
Shares reacquired	(245,423)	(6,872,141)

Net increase (decrease) in shares outstanding	(150,563)	$(4,232,327)

Year ended September 30, 2005:
Shares sold	201,798	$5,305,175
Shares issued in reinvestment of dividends	12,173	318,209
Shares reacquired	(548,430)	(14,457,663)

Net increase (decrease) in shares outstanding	(334,459)	$(8,834,279)

Dryden Stock Index Fund	37

Notes to Financial Statements

(Unaudited) Cont’d

Class I	Shares	Amount
Six months ended March 31, 2006:
Shares sold	1,578,502	$44,467,166
Shares issued in reinvestment of dividends	452,398	12,640,003
Shares reacquired	(8,412,278)	(239,027,402)

Net increase (decrease) in shares outstanding	(6,381,378)	$(181,920,233)

Year ended September 30, 2005:
Shares sold	4,351,302	$115,795,949
Shares issued in reinvestment of dividends	527,619	13,850,006
Shares reacquired	(13,281,063)	(350,360,964)

Net increase (decrease) in shares outstanding	(8,402,142)	$(220,715,009)

Class Z
Six months ended March 31, 2006:
Shares sold	2,952,551	$83,505,040
Shares issued in reinvestment of dividends	390,900	10,917,850
Shares reacquired	(4,424,968)	(124,464,191)

Net increase (decrease) in shares outstanding	(1,081,517)	$(30,041,301)

Year ended September 30, 2005:
Shares sold	6,437,033	$171,117,172
Shares issued in reinvestment of dividends	470,950	12,362,441
Shares reacquired	(12,493,777)	(332,694,075)

Net increase (decrease) in shares outstanding	(5,585,794)	$(149,214,462)

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Financial Highlights

MARCH 31, 2006	SEMIANNUAL REPORT

Dryden Stock Index Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$27.57

Income from investment operations:
Net investment income(a)	.19
Net realized and unrealized gain (loss) on investment transactions	1.48

Total from investment operations	1.67

Less Dividends and Distributions:
Dividends from net investment income	(.38)
Distributions from net realized gains	—

Total dividends and distributions	(.38)

Net asset value, end of period	$28.86

Total Return(c):	6.09%
Ratios/Supplemental Data:
Net assets, end of period (000)	$84,619
Average net assets (000)	$80,558
Ratios to average net assets(a):
Expenses, including distribution and service (12b-1) fees(d)	.65	%(e)
Expenses, excluding distribution and service (12b-1) fees	.40	%(e)
Net investment income	1.37	%(e)
For Class A, B, C, I and Z shares:
Portfolio turnover rate	1	%(f)

(a)	Net of expense subsidy, where applicable. If the investment advisor had not reimbursed expenses, the annual expense and net investment income ratios would have been .71% and 1.05% respectively for the year ended September 30, 2003 and .68% and .89% respectively for the year ended September 30, 2002 and .70% and .74% respectively for the year ended September 30, 2001.
(b)	Less than $.005 per share
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,
2005	2004	2003	2002	2001

$25.05	$22.38	$18.28	$23.30	$32.06

.44	.27	.23	.21	.21
2.44	2.66	4.07	(5.02)	(8.76)

2.88	2.93	4.30	(4.81)	(8.55)

(.36)	(.26)	(.20)	(.21)	(.21)
—	—	—	—	— (b)

(.36)	(.26)	(.20)	(.21)	(.21)

$27.57	$25.05	$22.38	$18.28	$23.30

11.59%	13.16%	23.62%	(20.90)%	(26.81)%

$77,898	$85,082	$59,374	$41,723	$41,198
$75,078	$76,034	$51,350	$49,658	$37,775

.64%	.63%	.65%	.65%	.65%
.39%	.39%	.40%	.40%	.40%
1.51%	1.10%	1.11%	.92%	.79%

3%	5%	2%	7%	3%

See Notes to Financial Statements.

Dryden Stock Index Fund	41

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$27.29

Income (loss) from investment operations:
Net investment income(a)	.08
Net realized and unrealized gain (loss) on investment transactions	1.47

Total from investment operations	1.55

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains	—

Total dividends and distributions	(.14)

Net asset value, end of period	$28.70

Total Return(c):	5.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$89,663
Average net assets (000)	$92,717
Ratios to average net assets(a):
Expenses, including distribution and service (12b-1) fees	1.40	%(d)
Expenses, excluding distribution and service (12b-1) fees	.40	%(d)
Net investment income	.60	%(d)

(a)	Net of expense subsidy. If the investment advisor had not reimbursed expenses, the annual expense and net investment income/(loss) ratios would have been 1.54% and .46% respectively for the six months ended March 31, 2006, and 1.51% and .65% respectively for the year ended September 30, 2005 and 1.52% and .21% respectively for the year ended September 30, 2004 and 1.63% and .15% respectively for the year ended September 30, 2003 and 1.57% and (.01)% for the year ended September 30, 2002 and 1.54% and (.09)% for the year ended September 30, 2001.
(b)	Less than $.005 per share
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,
2005	2004	2003	2002	2001

$24.79	$22.16	$18.09	$23.06	$31.85

.19	.08	.08	.05	.04
2.48	2.64	4.02	(5.00)	(8.74)

2.67	2.72	4.10	(4.95)	(8.70)

(.17)	(.09)	(.03)	(.02)	(.09)
—	—	—	—	— (b)

(.17)	(.09)	(.03)	(.02)	(.09)

$27.29	$24.79	$22.16	$18.09	$23.06

10.78%	12.27%	22.69%	(21.49)%	(27.39)%

$95,284	$108,217	$95,729	$70,630	$76,668
$104,121	$110,193	$82,986	$87,868	$78,694

1.40%	1.40%	1.40%	1.40%	1.40%
.40%	.40%	.40%	.40%	.40%
.75%	.33%	.38%	.16%	.05%

See Notes to Financial Statements.

Dryden Stock Index Fund	43

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$27.29

Income (loss) from investment operations:
Net investment income(a)	.08
Net realized and unrealized gain (loss) on investment transactions	1.47

Total from investment operations	1.55

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains	—

Total dividends and distributions	(.14)

Net asset value, end of period	$28.70

Total Return(c):	5.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$46,217
Average net assets (000)	$47,433
Ratios to average net assets(a):
Expenses, including distribution and service (12b-1) fees	1.40	%(d)
Expenses, excluding distribution and service (12b-1) fees	.40	%(d)
Net investment income	.60	%(d)

(a)	Net of expense subsidy. If the investment advisor had not reimbursed expenses, the annual expense and net investment income/(loss) ratios would have been 1.45% and .55% respectively for the six months ended March 31, 2006 and 1.43% and .72% for the year ended September 30, 2005 and 1.44% and .29% for the year ended September 30, 2004 and 1.53% and .25% for the year ended September 30, 2003 and 1.48% and .08% respectively for the year ended September 30, 2002 and 1.45% and .01% respectively for the year ended September 30, 2001.
(b)	Less than $.005 per share
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class C
Year Ended September 30,
2005	2004	2003	2002	2001

$24.79	$22.16	$18.09	$23.06	$31.85

.19	.08	.07	.04	.05
2.48	2.64	4.03	(4.98)	(8.75)

2.67	2.72	4.10	(4.94)	(8.70)

(.17)	(.09)	(.03)	(.03)	(.09)
—	—	—	—	— (b)

(.17)	(.09)	(.03)	(.03)	(.09)

$27.29	$24.79	$22.16	$18.09	$23.06

10.78%	12.27%	22.69%	(21.47)%	(27.37)%

$48,051	$51,946	$48,823	$38,729	$43,487
$50,981	$52,697	$43,820	$49,960	$41,230

1.40%	1.40%	1.40%	1.40%	1.37%
.40%	.40%	.40%	.40%	.37%
.75%	.33%	.38%	.16%	.09%

See Notes to Financial Statements.

Dryden Stock Index Fund	45

Financial Highlights

(Unaudited) Cont’d

	Class I
	Six Months Ended March 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$27.66

Income (loss) from investment operations:
Net investment income(a)	.26
Net realized and unrealized gain (loss) on investment transactions	1.46

Total from investment operations	1.72

Less Dividends and Distributions:
Dividends from net investment income	(.47)
Distributions from net realized gains	—

Total dividends and distributions	(.47)

Net asset value, end of period	$28.91

Total Return(c):	6.26%
Ratios/Supplemental Data:
Net assets, end of period (000)	$838,350
Average net assets (000)	$945,976
Ratios to average net assets(a):
Expenses	.30	%(d)
Net investment income	1.70	%(d)

(a)	Net of expense subsidy. If the investment advisor had not reimbursed expenses, the annual expense and net investment income ratios would have been .32% and 1.69% respectively for the six months ended March 31, 2006 and .31% and 1.84% respectively for the year ended September 30, 2005 and .31% and 1.42% respectively for the year ended September 30, 2004 and .36% and 1.42% respectively for the year ended September 30, 2003 and .33% and 1.23% respectively for the year ended September 30, 2002 and .35% and 1.09% respectively for the year ended September 30, 2001.
(b)	Less than $.005 per share
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Annualized.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class I
Year Ended September 30,
2005	2004	2003	2002	2001

$25.12	$22.45	$18.34	$23.38	$32.16

.51	.39	.31	.30	.30
2.48	2.62	4.08	(5.04)	(8.78)

2.99	3.01	4.39	(4.74)	(8.48)

(.45)	(.34)	(.28)	(.30)	(.30)
—	—	—	—	— (b)

(.45)	(.34)	(.28)	(.30)	(.30)

$27.66	$25.12	$22.45	$18.34	$23.38

11.99%	13.50%	24.08%	(20.64)%	(26.58)%

$978,627	$1,099,999	$1,213,338	$972,700	$1,210,995
$1,014,636	$1,346,643	$1,118,408	$1,278,422	$1,431,444

.30%	.30%	.30%	.30%	.30%
1.85%	1.43%	1.48%	1.26%	1.14%

See Notes to Financial Statements.

Dryden Stock Index Fund	47

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$27.64

Income from investment operations:
Net investment income(a)	.24
Net realized and unrealized gain (loss) on investment transactions	1.46

Total from investment operations	1.70

Less Dividends and Distributions:
Dividends from net investment income	(.43)
Distributions from net realized gains	—

Total dividends and distributions	(.43)

Net asset value, end of period	$28.91

Total Return(c):	6.22%
Ratios/Supplemental Data:
Net assets, end of period (000)	$717,837
Average net assets (000)	$707,789
Ratios to average net assets(a):
Expenses	.40	%(d)
Net investment income	1.60	%(d)

(a)	Net of expense subsidy. If the investment advisor had not reimbursed expenses, the annual expense and net investment income ratios would have been .42% and 1.58% respectively for the six months ended March 31, 2006 and .41% and 1.74% respectively for the year ended September 30, 2005 and .42% and 1.31% respectively for the year ended September 30, 2004 and .49% and 1.28% respectively for the year ended September 30, 2003 and .47% and 1.09% respectively for the year ended September 30, 2002 and .48% and .96% respectively for the year ended September 30, 2001.
(b)	Less than $.005 per share
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(d)	Annualized.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2005	2004	2003	2002	2001

$25.10	$22.43	$18.32	$23.35	$32.12

.51	.34	.28	.28	.28
2.45	2.65	4.08	(5.03)	(8.78)

2.96	2.99	4.36	(4.75)	(8.50)

(.42)	(.32)	(.25)	(.28)	(.27)
—	—	—	—	— (b)

(.42)	(.32)	(.25)	(.28)	(.27)

$27.64	$25.10	$22.43	$18.32	$23.35

11.86%	13.41%	23.97%	(20.71)%	(26.67)%

$716,185	$790,519	$754,206	$609,033	$794,954
$775,321	$807,187	$693,096	$812,314	$928,287

.40%	.40%	.40%	.40%	.40%
1.75%	1.33%	1.37%	1.16%	1.04%

See Notes to Financial Statements.

Dryden Stock Index Fund	49

■MAIL	■TELEPHONE	■WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc •
Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith •
Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Stock Index Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Dryden Index Series Fund name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Stock Index Fund
Share Class	A	B	C	I	Z
NASDAQ	PSIAX	PBSIX	PSICX	PDSIX	PSIFX
CUSIP	262439102	262439201	262439300	262439409	262439508

MF174E2    IFS-A118930    Ed. 05/2006

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this

       Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not

       applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

       applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Index Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date May 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.